Components of Income Tax (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax	¥ 3,564	$ 511	¥ 6,184	¥ 4,224
Income tax refund due to reduced tax rate	(920)	(132)	(680)	(473)
Adjustments of deferred tax assets due to change in tax rates	9	1		7
Deferred income tax benefit	(705)	(101)	(761)	(763)
Taxation for the year	¥ 1,948	$ 279	¥ 4,743	¥ 2,995